Short-term Loans and Bonds Payable	12 Months Ended
Dec. 31, 2018
Short-term loans [member]
Statement [LineItems]
Short-term Loans and Bonds Payable
20.	SHORT-TERM LOANS

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Unsecured loans
Amount	$63,766.8	$88,754.7

Original loan content
US$ (in millions)	$2,150.0	$2,610.0
EUR (in millions)	—	242.0
Annual interest rate	1.54%-1.82%	0.01%-3.22%
Maturity date	Due by February 2018	Due by January 2019

Bonds payable [member]
Statement [LineItems]
Short-term Loans and Bonds Payable
22.	BONDS PAYABLE

	December 31, 2017	December 31, 2018
	NT$ (In Millions)	NT$ (In Millions)
Domestic unsecured bonds	$116,100.0	$91,800.0
Overseas unsecured bonds	34,107.8	—

	150,207.8	91,800.0
Less: Discounts on bonds payable	(6.7)	—
Less: Current portion	(58,401.1)	(34,900.0)

	$91,800.0	$56,900.0

The major terms of domestic unsecured bonds are as follows:

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
100-1	B	September 2011 to September 2018	$7,500.0	1.63%	Bullet repayment; interest payable annually
100-2	A	January 2012 to January 2017	10,000.0	1.29%	The same as above
	B	January 2012 to January 2019	7,000.0	1.46%	The same as above

Issuance	Tranche	Issuance Period	Total Amount NT$ (In Millions)	Coupon Rate	Repayment and Interest Payment
101-1	A	August 2012 to August 2017	$9,900.0	1.28%	Bullet repayment; interest payable annually
	B	August 2012 to August 2019	9,000.0	1.40%	The same as above
101-2	A	September 2012 to September 2017	12,700.0	1.28%	The same as above
	B	September 2012 to September 2019	9,000.0	1.39%	The same as above
101-3	—	October 2012 to October 2022	4,400.0	1.53%	The same as above
101-4	A	January 2013 to January 2018	10,600.0	1.23%	The same as above
	B	January 2013 to January 2020	10,000.0	1.35%	The same as above
	C	January 2013 to January 2023	3,000.0	1.49%	The same as above
102-1	A	February 2013 to February 2018	6,200.0	1.23%	The same as above
	B	February 2013 to February 2020	11,600.0	1.38%	The same as above
	C	February 2013 to February 2023	3,600.0	1.50%	The same as above
102-2	A	July 2013 to July 2020	10,200.0	1.50%	The same as above
	B	July 2013 to July 2023	3,500.0	1.70%	The same as above
102-3	A	August 2013 to August 2017	4,000.0	1.34%	The same as above
	B	August 2013 to August 2019	8,500.0	1.52%	The same as above
102-4	B	September 2013 to September 2017	1,500.0	1.45%	The same as above
	C	September 2013 to March 2019	1,400.0	1.60%	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
	D	September 2013 to March 2021	2,600.0	1.85%	The same as above
	E	September 2013 to March 2023	5,400.0	2.05%	The same as above
	F	September 2013 to September 2023	2,600.0	2.10%	Bullet repayment; interest payable annually

The major terms of overseas unsecured bonds are as follows:

Issuance Period	Total Amount US$ (In Millions)	Coupon Rate	Repayment and Interest Payment
April 2013 to April 2018	$1,150.0	1.625%	Bullet repayment; interest payable semi-annually